Aquila Investment Management LLC
120 Madison Avenue, Suite 3600
New York, NY  10036
212-697-6666
2312-687-5373 Fax





June 20, 2017




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Aquila Municpal Trust
	Rule 24F-2/A Filing
	(33 Act No. 33-1857; 40 Act No. 811-4503)

Ladies and Gentlemen:

       On behalf of Aquila Municipal Trust, a
Massachusetts business trust (the 'Trust'), we are hereby filing the annual notice of securities sold pursuant to Rule 24F-2/A under the Investment Company
Act of 1940. This Notice is being filed for the period ended March 31, 2017. The filing that was made previously
(0000784056 filed on June 19, 2017) inadvertently included an incorrect attachment.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.



Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer